    As filed with the Securities and Exchange Commission on October 24, 1996
                                                                File No. 2-34215
                                                               File No. 811-1911

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 54

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 35

--------------------------------------------------------------------------------

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                     (FORMERLY SCHRODER CAPITAL FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code: 207-879-1900

--------------------------------------------------------------------------------

                             Thomas G. Sheehan, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine  04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                             Scott M. Shepard, Esq.
                            Jacobs Persinger & Parker
                    77 Water Street, New York, New York 10005

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

  X       immediately upon filing pursuant to Rule 485, paragraph (b)
-----
          on [    ] pursuant to Rule 485, paragraph (b)
-----
          60 days after filing pursuant to Rule 485, paragraph (a)(i)
-----
          on _________ pursuant to Rule 485, paragraph (a)(i)
-----
          75 days after filing pursuant to Rule 485, paragraph (a)(ii)
-----
          on [     ] pursuant to Rule 485, paragraph (a)(ii)
-----
          this post-effective amendment designates a new effective date for a
-----     previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 (the "1933 Act") pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act"). A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1995 was filed with the Commission on December 28, 1995. SCHRODER INTERNATIONAL SMALLER COMPANIES FUND OF REGISTRANT IS STRUCTURED AS A MASTER-FEEDER FUND. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUND.

                         Calculation of Registration Fee

                        SCHRODER CAPITAL FUNDS (DELAWARE)

--------------------------------------------------------------------------------------------------------------
                                   Title of          Amount of        Proposed       Proposed       Amount
                                  Securities         Securities       Maximum        Maximum          of
                                    Being              Being       Offering Price    Offering     Registration
 Series of Registrant (1)         Registered         Registered    per Share (1)    Price (2)        Fee
--------------------------------------------------------------------------------------------------------------
Schroder International Fund    Shares of Series A   10,621,697(3)       $20.27      $215,301,798    $33.34
    (FORMERLY SCHRODER         Beneficial Interest
INTERNATIONAL EQUITY FUND)


Schroder U.S. Equity Fund      Shares of Series B       87,753(4)        $9.86          $865,245    $33.33
                               Beneficial Interest


  Schroder U.S. Smaller        Shares of Series C      124,792(5)       $17.41        $2,172,629    $33.33
      Companies Fund           Beneficial Interest
                                                                                                   -------
          TOTAL                                                                                    $100.00
--------------------------------------------------------------------------------------------------------------

(1) Computed under Rule 457(d) of the Securities Act of 1933, as amended, on the basis of the offering price per share at the close of business on October 10, 1996.

(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

(3) Schroder International Fund (FORMERLY SCHRODER INTERNATIONAL EQUITY FUND) redeemed 15,654,701 shares during Registrant's previous fiscal year ended October 31, 1995. 4,254,004 of these redeemed shares were used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) during the fiscal year ended October 31, 1995, and 10,621,697 shares are used for the reduction of the fee herewith.

(4) Schroder U.S. Equity Fund redeemed 199,081 shares during Registrant's previous fiscal year ended October 31, 1995. 122,483 of these redeemed shares were used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) during the fiscal year ended October 31,1995, and 87,753 shares are used for the reduction of the fee herewith.

(5) Schroder U.S. Smaller Companies Fund redeemed 156,000 shares during Registrant's previous fiscal year ended October 31, 1995. 37,526 of these redeemed shares were used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) during the fiscal year ended October 31,1995, and 124,792 shares are used for the reduction of the fee herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 21st day of October, 1996.

                                        SCHRODER CAPITAL FUNDS (DELAWARE)

                                        By: /s/ Laura E. Luckyn-Malone
                                            ------------------------------------
                                            Laura E. Luckyn-Malone
                                            President


This amendment to the Registration Statement of Schroder Capital Funds (Delaware) has been signed below by the following persons in the capacities indicated on the 21st day of October, 1996.

     Signatures                                             Title
     ----------                                             -----
(a)  Principal Executive Officer

     /s/ Laura E. Luckyn-Malone                             President
     ---------------------------------------------          and Trustee
     Laura E. Luckyn-Malone

(b)  Principal Financial and
     Accounting Officer

     ROBERT JACKOWITZ*                                      Treasurer

     *By: /s/ Thomas G. Sheehan
          ----------------------------------------
          Thomas G. Sheehan, Attorney-in-Fact

(c)  Majority of the Trustees

     /s/ Laura E. Luckyn-Malone                             Trustee
     ---------------------------------------------
     Laura E. Luckyn-Malone

     PETER E. GUERNSEY*                                     Trustee
     JOHN I. HOWELL*                                        Trustee
     CLARENCE F. MICHALIS*                                  Trustee
     HERMANN C. SCHWAB*                                     Trustee
     MARK J. SMITH*                                         Trustee

     *By: /s/ Thomas G. Sheehan
          ----------------------------------------
          Thomas G. Sheehan, Attorney-in-Fact

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 21st day of October, 1996.

                                        SCHRODER CAPITAL FUNDS


                                        By: /s/ Laura E. Luckyn-Malone
                                            ------------------------------------
                                            Laura E. Luckyn-Malone
                                            President


This amendment to the Registration Statement of Schroder Capital Funds has been signed below by the following persons in the capacities indicated on the 21st day of October, 1996.

     Signatures                                             Title
     ----------                                             -----
(a)  Principal Executive Officer

     /s/ Laura E. Luckyn-Malone                             President
     ---------------------------------------------          and Trustee
     Laura E. Luckyn-Malone

(b)  Principal Financial and
     Accounting Officer

     ROBERT JACKOWITZ*                                      Treasurer

     *By: /s/ Thomas G. Sheehan
          ----------------------------------------
          Thomas G. Sheehan, Attorney-in-Fact

(c)  Majority of the Trustees

     /s/ Laura E. Luckyn-Malone                             Trustee
     ---------------------------------------------
     Laura E. Luckyn-Malone

     PETER E. GUERNSEY*                                     Trustee
     JOHN I. HOWELL*                                        Trustee
     CLARENCE F. MICHALIS*                                  Trustee
     HERMANN C. SCHWAB*                                     Trustee
     MARK J. SMITH*                                         Trustee

     *By: /s/ Thomas G. Sheehan
          ----------------------------------------
          Thomas G. Sheehan, Attorney-in-Fact

                                INDEX TO EXHIBITS


Exhibit             Description
-------             -----------
                    Opinion of Jacobs Persinger & Parker

                    SCHRODER CAPITAL FUNDS (DELAWARE)
                    ---------------------------------
                    Power of Attorney of Peter E. Guernsey

                    Power of Attorney of John I. Howell

                    Power of Attorney of Robert Jackowitz

                    Power of Attorney of Clarence F. Michalis

                    Power of Attorney of Hermann C. Schwab

                    Power of Attorney of Mark J. Smith

                    SCHRODER CAPITAL FUNDS
                    ----------------------
                    Power of Attorney of Peter E. Guernsey

                    Power of Attorney of John I. Howell

                    Power of Attorney of Robert Jackowitz

                    Power of Attorney of Clarence F. Michalis

                    Power of Attorney of Hermann C. Schwab

                    Power of Attorney of Mark J. Smith